Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Dividend income	$ 157	$ 5	$ 154	$ 246
Rental income	79		70	70
Others	133		154	154
Other income	$ 369	$ 13	$ 378	$ 470